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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22131

MILLER INVESTMENT TRUST
(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA	02481
(Address of principal executive offices)	(Zip code)

Eric Kane, Esq.

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2688

Date of fiscal year end: October 31

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

Registrant: MILLER INVESTMENT TRUST - Miller Convertible Bond Fund									Item 1, Exhibit 1
Investment Company Act file number: 811-22131
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period.

Registrant: MILLER INVESTMENT TRUST - Miller Convertible Plus Fund									Item 1, Exhibit 2
Investment Company Act file number: 811-22131
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period.

Registrant: MILLER INVESTMENT TRUST - Miller Intermediate Bond Fund									Item 1, Exhibit 3
Investment Company Act file number: 811-22131
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MILLER INVESTMENT TRUST

By (Signature and Title)	/s/ Greg Miller
Greg Miller, President

Date: October 24, 2022

*Print the name and title of each signing officer under his or her signature.